Advances to suppliers, net (Details) - USD ($)	Mar. 31, 2023	Sep. 30, 2022
Advances to suppliers, net
Advances for raw materials purchase	$ 52,770,280	$ 18,524,038
Less: allowance for doubtful accounts	(364,479)	(261,518)
Advances to suppliers, net	$ 52,405,801	$ 18,262,520